Interest bearing debt, Credit Facility (Details) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended
		Jun. 30, 2021 USD ($)	May 31, 2021 USD ($) Bank	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)
Credit Facility [Abstract]
Long term debt				$ 524,799		$ 524,799
Repayment of long-term debt				$ 1,926	$ 16,444	$ 4,490	$ 48,381
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Long term debt									$ 50,000	$ 15,000
Repayment of long-term debt		$ 175,900
Adjustment to interest rate basis	[1]			1.90%		1.90%
ABN Amro Credit Facility [Member]
Credit Facility [Abstract]
Repayment of long-term debt		6,100
Adjustment to interest rate basis	[2]			2.40%		2.40%
Debt prepayment before installment term		33,400
ABN Amro Revolving Credit Facility [Member]
Credit Facility [Abstract]
Long term debt								$ 60,000
Repayment of long-term debt		60,000
New Credit Facility [Member]
Credit Facility [Abstract]
Long term debt		$ 233,800
Number of banks the Company entered into agreement with | Bank			7
Maximum borrowing capacity			$ 316,200
Uncommitted accordion available			$ 250,000
New Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis			1.90%

[1]	$80.5 mill. undrawn as of September 30, 2021.
[2]	$100.0 mill. undrawn as of September 30, 2021.